Financial Instruments and Financial Risk Management - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) CAD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) CAD ($)
Financial Instruments and Financial Risk Management
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 0		$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0		0
Transfers into Level 3 of fair value hierarchy, assets	0		0
Transfers out of Level 3 of fair value hierarchy, assets	0		0
Fair value gain (loss) on financial asset - FID	(836,000)	$ 741,000
Fair value gain from foreign exchange translation effects	(2,354,000)	20,000
Working capital	139,500,000		$ 147,600,000
SWA
Financial Instruments and Financial Risk Management
Fair value gain (loss) on financial asset - FID	(100,000)
Decrease in fair value of financial asset	(100,000)
ETX
Financial Instruments and Financial Risk Management
Fair value gain (loss) on financial asset - FID	(700,000)
Decrease in fair value of financial asset	(700,000)
Investment in Aqualung
Financial Instruments and Financial Risk Management
Fair value gain from foreign exchange translation effects	$ 91,000
Fair Value gain on equity financing transaction		$ 3,000,000
USD
Financial Instruments and Financial Risk Management
Conversion rate	1.39424		1.371
Reasonably possible change In US Dollar relative to Canadian Dollar	10.00%		10.00%
Change in comprehensive loss	$ 13,400,000		$ 14,200,000